Share-Based Compensation (Details Narrative) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($) $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation expense, net of effects of related hedges	$ 657.0	$ 511.0
Compensation expense, before effects of related hedges	768,000.0	1,300.0
Liabilities related to share based compensation plans	$ 2,300.0	$ 2,400.0
Other share based payment arrangement weighted average per shares | $ / shares	$ 95.07	$ 72.81
Other share based payment arrangement units in shares | shares	6.9	7.3
Stock Option Awards [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense	$ 30.5	$ 25.6
Granted	2,500,000	2,200,000
Weighted average fair value of options granted | $ / shares	$ 12.41	$ 8.9
Employee Stock Options [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Options vesting period	Compensation expense is recognized based on the fair value of the share units at the grant date adjusted for changes in fair value between the grant date and the vesting date, net of hedging activities, over the service period required for employees to become fully entitled to the awards. This period is generally equal to the vesting period, in addition to a period prior to the grant date. For the Bank’s share units, this period is generally equal to four years.
Options, term	The cost of the share options is based on the fair value estimated at the grant date and is recognized as compensation expense and contributed surplus over the service period required for employees to become fully entitled to the awards. This period is generally equal to the vesting period in addition to a period prior to the grant date. For the Bank’s share options, this period is generally equal to five years. When options are exercised, the amount initially recognized in the contributed surplus balance is reduced, with a corresponding increase in common shares.
Weighted average share price for the options exercised | $ / shares	$ 95.47	$ 80.95
Granted	2,500,000	2,200,000
Employee Stock Options [member] | Key management personnel of entity or parent [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Common shares reserved for future issuance | shares	9.9	12.0
Options vesting period	ten years
Options, term	four-year
Restricted Share Unit And Performance Share Unit Plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of other equity instruments outstanding in share based payment arrangement	21,600,000	22,400,000
Restricted Share Unit And Performance Share Unit Plans [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of number of units outstanding at maturity determining final number of performance share units	80.00%
Restricted Share Unit And Performance Share Unit Plans [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of number of units outstanding at maturity determining final number of performance share units	120.00%
Deferred share unit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of other equity instruments outstanding in share based payment arrangement	6,800,000	6,500,000
Other share based payment arrangement weighted average per shares | $ / shares	$ 94.8	$ 73.41
Other share based payment arrangement units in shares | shares	0.2	0.2
Employee ownership plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of employee ownership plan contribution	Employees can contribute up to 10% of their annual eligible earnings (net of source deductions) to the Employee Ownership Plan. For participating employees below the level of Vice President, the Bank matches 100% of the first $250 of employee contributions each year and the remainder of employee contributions at 50% to an overall maximum of 3.5% of the employee’s eligible earnings or $2,250, whichever comes first.
Contribution from employer	$ 85.0	$ 81.0
Common shares held under employee ownership plan	23,000,000	22,000,000